Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Select Mid Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	CBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 59	1.11% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 1,652,844,695
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fun d S tati stic s
Fund net assets	$ 1,652,844,695
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	97%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%

Columbia Select Mid Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	CMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 98	1.86% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.86%	[1]
Net Assets	$ 1,652,844,695
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund S tatis tics
Fund net assets	$ 1,652,844,695
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	97%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%

Columbia Select Mid Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CLSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 46	0.86% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 1,652,844,695
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statist ics
Fund net assets	$ 1,652,844,695
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	97%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the
investment
makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%

Columbia Select Mid Cap Growth Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CMGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 44	0.82% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 1,652,844,695
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Stati stic s
Fund net assets	$ 1,652,844,695
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	97%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables bel
ow
show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%

Columbia Select Mid Cap Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 41	0.77% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,652,844,695
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund St atist ics
Fund net assets	$ 1,652,844,695
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	97%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%

Columbia Select Mid Cap Growth Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class S
Trading Symbol	CLSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 36 (a)	0.86% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 36	[2]
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 1,652,844,695
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,652,844,695
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	97%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the
investment
makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Spotify Technology SA	3.6%
Cloudflare, Inc.	3.0%
Take-Two Interactive Software, Inc.	3.0%
Fair Isaac Corp.	2.9%
RBC Bearings, Inc.	2.8%
Targa Resources Corp.	2.6%
LPL Financial Holdings, Inc.	2.6%
XPO, Inc.	2.5%
HubSpot, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.